Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Vessels' accumulated depreciation	$ 528,044	$ 413,382
Accumulated depreciation - Office furniture and equipment	2,241	1,718
Accumulated amortization - Time charters acquired, asset		108,344
Accumulated amortization - Time charterts acquired, liabilities	$ 864,115	$ 860,640
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class A
Class of Stock [Line Items]
Shares authorized	994,000,000	994,000,000
Shares issued	88,909,430	84,946,779
Shares outstanding	88,909,430	84,946,779
Treasury stock, no of shares	78,650	115,529
Common Stock - Class B
Class of Stock [Line Items]
Shares authorized	1,000,000	1,000,000
Shares issued	230,746	180,746
Shares outstanding	230,746	180,746
Treasury stock, no of shares	588	588